SP SmallCap 600 Pure Value Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P SmallCap 600® Pure Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.55%	11.33%		7.32%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	3.50%	8.83%		5.05%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.50%	8.74%		5.01%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.07%	6.94%		4.01%